October 29, 2010

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re:  Dreyfus Bond Funds, Inc.

      File Nos. 2-56878, 811-2653

To Whom It May Concern:

            On behalf of the above-referenced fund transmitted for filing is Post-Effective Amendment No. 57 to the Fund’s Registration Statement on Form N-1A (“Amendment No. 57”).  Amendment No. 57 is being filed to amend Post-Effective Amendment No. 56 to the Fund’s Registration Statement on Form N-1A filed on December 23, 2009, pursuant to Rule 485 (b) under the Securities Act of 1933, as amended (the “Act”), to incorporate the staff’s comments to the summary section of the Fund’s prospectus.

            Please address any comments or questions to my attention at (212) 922-6817.

Sincerely,

/s/ Yaroslava Kouskovskaya

Yaroslava Kouskovskaya